Summary of Significant Accounting Policies - Additional Information (FY) (Details)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) institution shares	Jun. 30, 2023 USD ($)		Jun. 30, 2024 USD ($) institution segment shares	Jun. 30, 2023 USD ($)		Dec. 31, 2023 USD ($) segment financialInstitutions shares	Dec. 31, 2022 USD ($) financialInstitutions	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jul. 16, 2021 $ / shares	Jun. 16, 2021 $ / shares	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Allowance of bad debt	$ 2,756,000	$ 10,202,000		$ 2,756,000	$ 10,202,000		$ 8,748,000	$ 12,232,000	$ 5,169,000	$ 6,596,000	$ 11,822,000			$ 857,000
Equity securities without readily determinable fair value								3,500,000
Impairment							3,500,000	3,000,000	0
Impairment charges							3,900,000
Internal-use software development costs	2,800,000	1,700,000		5,300,000	3,200,000		7,700,000	5,100,000	100,000
Amortization expense for intangible assets	100,000	500,000		300,000	1,100,000		7,800,000	2,700,000	1,300,000
Capitalized computer software, accumulated amortization							12,900,000	5,100,000
Intangible asset impairment charges							6,100,000	0	0
ROU asset impairment charges	$ 0	0		$ 0	0		$ 10,900,000	600,000	2,400,000
Tax receivable agreement liabilities as percent of expected benefit	85.00%			85.00%			85.00%
Tax receivable agreement, percent recorded in additional paid-in capital	15.00%			15.00%			15.00%
Sales discount	$ 2,245,000	3,239,000	[1]	$ 4,547,000	6,733,000	[1]	$ 12,527,000	15,407,000	7,938,000
Advertising expense	3,800,000	3,500,000		$ 6,300,000	4,600,000		$ 11,800,000	14,400,000	17,700,000
Requisite service period				2 years			2 years
Defined contribution cost	$ 500,000	400,000		$ 900,000	900,000		$ 2,300,000	2,400,000	1,500,000
Discharge of holdback obligation related to prior acquisition, operating activities							$ 3,705,000	$ 0	0
Number of operating segments | segment				1			1
Number of reportable segments | segment				1			1
Number of financial institutions with cash balance exceeding FDIC limit	4			4			5	4
Sales Discount
Accounting Policies [Line Items]
Sales discount	$ 300,000	$ 1,100,000		$ 500,000	$ 2,200,000		$ 4,200,000	$ 4,500,000	2,600,000
Maximum
Accounting Policies [Line Items]
Employer matching contribution, percent of match				3.50%			3.50%
Class A Common Stock, $0.0001 par value per share
Accounting Policies [Line Items]
Right to purchase shares (in shares) | shares							1
Exercise price of warrant (in dollars per share) | $ / shares												$ 11.5	$ 11.5
Minimum requirement for cash settlement as percent of stockholders													50.00%
Payment to continuing members as percent of amount of tax benefit	85.00%			85.00%			85.00%
Public Warrants
Accounting Policies [Line Items]
Origination warrants (in shares) | shares							12,499,993
Warrants outstanding (in shares) | shares	12,499,973			12,499,973			12,499,973
Private Placement Warrants
Accounting Policies [Line Items]
Origination warrants (in shares) | shares							7,000,000
Warrants outstanding (in shares) | shares	7,000,000			7,000,000			7,000,000
Property, Plant and Equipment
Accounting Policies [Line Items]
Impairment charges							$ 2,700,000	0	$ 0
Computer equipment
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years			3 years
Furniture and fixtures
Accounting Policies [Line Items]
Property and equipment, useful life	7 years			7 years			7 years
Leasehold improvements
Accounting Policies [Line Items]
Impairment charges							$ 1,300,000
Software technology
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years			3 years
Amortization expense for intangible assets							$ 13,100,000	$ 15,500,000
Enhancements
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years			3 years
Customer Concentration Risk | Accounts Receivable | Customer One
Accounting Policies [Line Items]
Concentration risk, percentage								11.00%

[1]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.